Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated subsidiaries information
Revenues	$ 58,878,150	$ 62,260,864	$ 66,222,836
Net income (loss)	(8,935,029)	(8,328,380)	(8,807,252)
Total comprehensive income (loss)	(7,927,119)	(11,352,129)	$ (7,895,536)
Empresas Cablevision
Consolidated subsidiaries information
Revenues	14,588,889	14,628,084
Net income (loss)	456,967	(93,660)
Total comprehensive income (loss)	$ 455,528	$ (110,247)